Share Based Remuneration - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options ESOS [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Options ESOS [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	10 years
Conditional shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Consideration if conditions are met	Conditional shares granted under LTIP, RSP and BIP are exercisable after three years for nil consideration if conditions are met.
RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price at date of exercise of share options and vesting of conditional share	£ 15.60	£ 12.78	£ 11.18
RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price at date of exercise of share options and vesting of conditional share	£ 17.23	£ 15.23	£ 14.50